Significant Accounting Policies, Capitalized Software Development Costs, Inventory (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Capitalized Computer Software, Net [Abstract]
Capitalized software development costs, estimated useful life	4 years
Capitalized software development costs	$ 578	$ 899
Depreciation and amortization	$ 415	$ 128